Other Long-Term Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Advance mining royalties		$ 23,133	$ 11,268
ABL Facility origination fees		2,002	3,003
Other		2,205	7,716
Total other long-term assets	$ 26,839	$ 27,340	$ 21,987